S000028554 [Member] Investment Objectives and Goals - iShares MSCI New Zealand ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI NEW ZEALAND ETF Ticker: ENZLStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities.